Stock-Based Compensation - Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Options to purchase common stock
Stock-Based Compensation
Exercise price as a percentage of market value of share of common stock at closing on the date of the grant	100.00%
Vesting period	4 years
Options to purchase common stock | Minimum
Stock-Based Compensation
Contractual term	7 years
Options to purchase common stock | Maximum
Stock-Based Compensation
Contractual term	10 years
2020 Plan
Number of Shares
Outstanding at the beginning	1,386,811
Granted	1,246,904
Exercised	(13,887)
Forfeited	(755,089)
Outstanding at the end	1,864,739	1,386,811
Vested and exercisable at the end	723,793
Weighted- Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ 13.28
Granted (in dollars per share)	5.91
Exercised (in dollars per share)	5.57
Forfeited (in dollars per share)	10.83
Outstanding at the end (in dollars per share)	9.41	$ 13.28
Vested and exercisable at the end (in dollars per share)	$ 11.25
Weighted-Average Remaining Contractual Term (years)
Outstanding (in years)	7 years 6 months	7 years 9 months 18 days
Vested and exercisable (in years)	5 years
Aggregate Intrinsic Value
Aggregate Intrinsic Value (in dollars)	$ 8	$ 179
Other Disclosures
Weighted average grant date fair value of options granted	$ 3.30	$ 7.26
2020 Plan | Options to purchase common stock
Other Disclosures
Total unrecognized compensation expense	$ 4,100
Weighted-average recognition period	2 years 6 months